Other, Net Other, Net - MEC (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component of Other Income (Expense), Nonoperating [Line Items]
Other Nonoperating Income (Expense)	$ 5	$ 10	$ 16
Corporate Owned Life Insurance Income (Loss) [Member]
Component of Other Income (Expense), Nonoperating [Line Items]
Other Nonoperating Income (Expense)	4	8	15
Gains (Losses) on Disposition of Assets [Member]
Component of Other Income (Expense), Nonoperating [Line Items]
Other Nonoperating Income (Expense)	0	0	1
Other Income (Expense) [Member]
Component of Other Income (Expense), Nonoperating [Line Items]
Other Nonoperating Income (Expense)	$ 1	$ 2	$ 0